SCHEDULE OF ALLOWANCES FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Deposits Prepayments And Other Receivables Net
Balance at beginning, January 1		$ (1,749,619)	$ (1,749,619)
Allowance for expected credit losses	(1,275)		(407,081)
Written-off as uncollectible			2,156,979
Foreign currency translation			(279)
Balance at end of period	$ (1,275)